Accounts Receivable, Net (Details) - Schedule of Ageing Analysis of Accounts Receivable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financing Receivable, Past Due [Line Items]
Net of allowance for doubtful accounts	$ 10,313,371	$ 18,069,511
Within 90 days [Member]
Financing Receivable, Past Due [Line Items]
Net of allowance for doubtful accounts	9,821,889	16,375,095
Between 91 and 180 days [Member]
Financing Receivable, Past Due [Line Items]
Net of allowance for doubtful accounts	491,063	1,631,296
Between 181 and 365 days [Member]
Financing Receivable, Past Due [Line Items]
Net of allowance for doubtful accounts	$ 419	$ 63,120